RELATED PARTY	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
RELATED PARTY [Abstract]
RELATED PARTY	NOTE 8 - RELATED PARTY At June 30, 2013 the Company has accrued salaries to an officer and two beneficial owners of $46,838.	NOTE 9 - RELATED PARTY At December 31, 2012 and 2011 the Company has accrued salaries to officers and two beneficial owners of $48,650 and $47,588.